Subsequent Events (Details) - Subsequent Events - Shanghai Zongpei, SMSE Technology, Shanghai Hongyuan ¥ in Thousands	Jan. 25, 2016 CNY (¥)
Subsequent events
Ownership interest acquired	100.00%
Total transaction amount	¥ 300